FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 99,150	$ 97,703
Total liabilities at fair value	42,327	41,167
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	1,375	909
Total liabilities at fair value	599	451
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	344	223
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	255	228
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	283	353
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	500	258
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	452	193
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	140	105
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	75	108
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	75	108
Recurring fair value measurement | Level 1 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	592	298
Total liabilities at fair value	563	416
Recurring fair value measurement | Level 2 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	344	223
Recurring fair value measurement | Level 2 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	219	193
Recurring fair value measurement | Level 2 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	452	193
Recurring fair value measurement | Level 2 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	140	105
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	708	503
Total liabilities at fair value	36	35
Recurring fair value measurement | Level 3 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0
Recurring fair value measurement | Level 3 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	36	35
Recurring fair value measurement | Level 3 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	208	245
Recurring fair value measurement | Level 3 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	500	258
Recurring fair value measurement | Level 3 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 3 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 0	$ 0